PROPERTY AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 6 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following as of September 30, 2024 and 2023:

	2024	2023
Electronic equipment	$598,738	$575,891
Office furniture	4,417	4,249
Transportation equipment	37,784	36,342
Subtotal	640,939	616,482
Less: accumulated depreciation	(601,232)	(567,606)
Property and equipment, net	$39,707	$48,876

Depreciation expense for the years ended September 30, 2024, 2023 and 2022 amounted to $10,821, $96,131 and $118,564, respectively.